Securitisations and Covered Bonds - Additional Information (Detail) - GBP (£) £ in Billions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of gross asset securitised [line items]
Covered bonds issued	£ 2.4	£ 1.0
Covered bonds redeemed	1.9	1.8
Holmes Master Issuer Plc [member]
Disclosure of gross asset securitised [line items]
Issue of notes, mortgaged-backed	1.0	0.0
Redemption of securities, mortgaged-backed	0.0	0.7
Fosse [member]
Disclosure of gross asset securitised [line items]
Issue of notes, mortgaged-backed	0.0	0.0
Redemption of securities, mortgaged-backed	0.4	0.7
Langton [member]
Disclosure of gross asset securitised [line items]
Issue of notes, mortgaged-backed	0.0	0.0
Redemption of securities, mortgaged-backed	0.0	0.0
Motor [member]
Disclosure of gross asset securitised [line items]
Issue of notes, mortgaged-backed	0.0	0.0
Redemption of securities, mortgaged-backed	0.0	0.2
Auto ABS UK Loans Plc [member]
Disclosure of gross asset securitised [line items]
Issue of notes, mortgaged-backed	0.0	0.5
Redemption of securities, mortgaged-backed	£ 0.0	£ 0.7